Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Entity Central Index Key	0001644419
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000173046
Shareholder Report [Line Items]
Fund Name	Anchor Risk Managed Equity Strategies Fund
Trading Symbol	ATEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Anchor Risk Managed Equity Strategies Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://anchor-capital.com/funds/. You can also request this information by contacting us at 1-800-290-8633.
Additional Information Phone Number	1-800-290-8633
Additional Information Website	https://anchor-capital.com/funds/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$203	2.00%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Market Conditions:

• Performance: For the twelve-month period ended August 31, 2026, the S&P 500 Index advanced amid resilient corporate earnings and continued enthusiasm surrounding artificial intelligence, despite intermittent volatility tied to monetary policy uncertainty, rising Treasury yields, a softening labor market, and geopolitical developments. The Fund used tactical hedging and active exposure management to navigate market dislocations and changing macroeconomic conditions. By adjusting portfolio exposures and risk levels as conditions evolved, the Fund sought to limit downside participation while maintaining selective exposure to equity-market advances.

• Volatility: The market experienced notable volatility throughout the period when geopolitical concerns and shifting rate expectations led to sharp intra-month movements. The S&P 500 Index had a higher daily standard deviation of 0.81%, compared to the Fund’s daily standard deviation of 0.74%, indicating more pronounced fluctuations in the broader market.

• Economic Indicators: Economic growth moderated amid persistent inflation and a stable labor market. The Federal Reserve lowered its target rate in September 2025 as job growth slowed, then held rates steady through August 2026 while monitoring inflation and economic activity. In August 2026, nonfarm payrolls increased by 162,000, unemployment remained at 4.1%, and inflation stayed above the Federal Reserve’s long-term target. Shifting policy expectations, economic data, and geopolitical developments contributed to periodic market volatility.

Investment Strategies and Techniques:

• Long-Short Equity Strategy: The Fund employed a long-short equity strategy that used futures to hedge portfolio risk and dynamically adjust market exposure. Exposure levels were increased or reduced in response to underlying market trends and changes in volatility, allowing the Fund to adapt as market conditions evolved.

• Risk Management: The Fund’s emphasis on disciplined risk management through diversification and strategic hedging helped preserve capital during periods of market turbulence. However, this prudent approach also tempered upside participation during swift market rebounds driven by headline-driven sentiment shifts.

Summary

Despite challenging market conditions, the Fund generated a positive return through strategic positioning and disciplined risk management. Although the S&P 500 Index delivered a higher absolute return, the Fund’s lower standard deviation reflected less volatility and a more stable return pattern during the period. This result underscores the Fund’s focus on balancing return opportunities with disciplined risk management amid heightened uncertainty.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Anchor Risk Managed Equity Strategies Fund	S&P 500® Index
Apr-2020	$10,000	$10,000
Aug-2020	$11,915	$12,098
Aug-2021	$13,794	$15,869
Aug-2022	$13,460	$14,087
Aug-2023	$13,268	$16,333
Aug-2024	$14,414	$20,766
Aug-2025	$15,212	$24,063
Aug-2026	$15,675	$28,967

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (April 30, 2020)
Anchor Risk Managed Equity Strategies Fund	3.04%	2.59%	7.35%
S&P 500® Index	20.38%	12.79%	18.27%

Performance Inception Date	Apr. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 114,980,360
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 2,289,797
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$114,980,360 Number of Portfolio Holdings3 Advisory Fee (net of waivers)$2,289,797 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market	1.0%
Equity	99.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	56.1%
State Street SPDR S&P 500 ETF Trust	38.1%
First American Government Obligations Fund Class X	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended August 31, 2026.
C000173045
Shareholder Report [Line Items]
Fund Name	Anchor Risk Managed Equity Strategies Fund
Trading Symbol	ATESX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Anchor Risk Managed Equity Strategies Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://anchor-capital.com/funds/. You can also request this information by contacting us at 1-800-290-8633.
Additional Information Phone Number	1-800-290-8633
Additional Information Website	https://anchor-capital.com/funds/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$228	2.25%

Expenses Paid, Amount	$ 228
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Market Conditions:

• Performance: For the twelve-month period ended August 31, 2026, the S&P 500 Index advanced amid resilient corporate earnings and continued enthusiasm surrounding artificial intelligence, despite intermittent volatility tied to monetary policy uncertainty, rising Treasury yields, a softening labor market, and geopolitical developments. The Fund used tactical hedging and active exposure management to navigate market dislocations and changing macroeconomic conditions. By adjusting portfolio exposures and risk levels as conditions evolved, the Fund sought to limit downside participation while maintaining selective exposure to equity-market advances.

• Volatility: The market experienced notable volatility throughout the period when geopolitical concerns and shifting rate expectations led to sharp intra-month movements. The S&P 500 Index had a higher daily standard deviation of 0.81%, compared to the Fund’s daily standard deviation of 0.74%, indicating more pronounced fluctuations in the broader market.

• Economic Indicators: Economic growth moderated amid persistent inflation and a stable labor market. The Federal Reserve lowered its target rate in September 2025 as job growth slowed, then held rates steady through August 2026 while monitoring inflation and economic activity. In August 2026, nonfarm payrolls increased by 162,000, unemployment remained at 4.1%, and inflation stayed above the Federal Reserve’s long-term target. Shifting policy expectations, economic data, and geopolitical developments contributed to periodic market volatility.

Investment Strategies and Techniques:

• Long-Short Equity Strategy: The Fund employed a long-short equity strategy that used futures to hedge portfolio risk and dynamically adjust market exposure. Exposure levels were increased or reduced in response to underlying market trends and changes in volatility, allowing the Fund to adapt as market conditions evolved.

• Risk Management: The Fund’s emphasis on disciplined risk management through diversification and strategic hedging helped preserve capital during periods of market turbulence. However, this prudent approach also tempered upside participation during swift market rebounds driven by headline-driven sentiment shifts.

Summary

Despite challenging market conditions, the Fund generated a positive return through strategic positioning and disciplined risk management. Although the S&P 500 Index delivered a higher absolute return, the Fund’s lower standard deviation reflected less volatility and a more stable return pattern during the period. This result underscores the Fund’s focus on balancing return opportunities with disciplined risk management amid heightened uncertainty.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Anchor Risk Managed Equity Strategies Fund	S&P 500® Index
Sep-2016	$10,000	$10,000
Aug-2017	$11,148	$11,540
Aug-2018	$12,969	$13,809
Aug-2019	$13,887	$14,212
Aug-2020	$16,982	$17,330
Aug-2021	$19,609	$22,731
Aug-2022	$19,068	$20,179
Aug-2023	$18,760	$23,396
Aug-2024	$20,330	$29,745
Aug-2025	$21,394	$34,468
Aug-2026	$21,996	$41,493

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (September 6, 2016)
Anchor Risk Managed Equity Strategies Fund	2.81%	2.32%	8.22%
S&P 500® Index	20.38%	12.79%	15.32%

Performance Inception Date	Sep. 06, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 114,980,360
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 2,289,797
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$114,980,360 Number of Portfolio Holdings3 Advisory Fee (net of waivers)$2,289,797 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	99.0%
Money Market Funds	1.0%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Money Market	1.0%
Equity	99.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco QQQ Trust Series 1	56.1%
State Street SPDR S&P 500 ETF Trust	38.1%
First American Government Obligations Fund Class X	0.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended August 31, 2026.
C000159233
Shareholder Report [Line Items]
Fund Name	Anchor Risk Managed Income Strategies Fund
Trading Symbol	ATCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Anchor Risk Managed Income Strategies Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://anchor-capital.com/funds/. You can also request this information by contacting us at 1-800-290-8633.
Additional Information Phone Number	1-800-290-8633
Additional Information Website	https://anchor-capital.com/funds/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$202	2.00%

Expenses Paid, Amount	$ 202
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Market Conditions:

• Performance: The Bloomberg U.S. Aggregate Bond Index experienced a total return of 1.89% over the reporting period. The Fund had a total return of 1.57%, trailing the benchmark.

• Volatility: The U.S. Bond market experienced notable fluctuations, with the Bloomberg U.S. Aggregate Bond Index posting a daily standard deviation of 0.23%. In comparison, the Fund maintained a slightly higher volatility at 0.48%, reflecting its more active approach. However, the Fund’s beta of 0.47 and low correlation of 0.24 to the benchmark indicate limited sensitivity to broader market movements, contributing to a differentiated risk-return profile.

Investment Strategies and Techniques:

• Dynamic Investment Exposure: The Fund’s exposure was actively managed through a diversified mix of ETFs and index-based derivatives. This dynamic allocation strategy focused on capturing income opportunities while managing volatility and downside risk. Tactical shifts were made in response to macroeconomic developments and market dislocations, allowing the Fund to remain agile and responsive.

• Risk Management: The Fund employed advanced risk management techniques, including diversification across asset classes and sectors, regular stress testing, and the use of index-based derivatives to hedge against market volatility. These strategies helped to protect capital and maintain stability during periods of market turbulence.

Summary

During the reporting period, the Bloomberg U.S. Aggregate Bond Index returned 1.89%, compared with 1.57% for the Fund. Fixed income markets were shaped by shifting interest-rate expectations, persistent inflation, and changing economic data. Against this backdrop, the Fund’s dynamic investment exposure and active allocation across ETFs and index-based derivatives supported positive performance while maintaining a differentiated approach to traditional bond-market exposure.

In an uncertain market environment, the Fund’s flexible allocation, diversification, and disciplined risk management may complement traditional fixed income holdings. The strategy remained focused on identifying income opportunities, responding to changing market conditions, and managing downside risk while seeking competitive long-term returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Anchor Risk Managed Income Strategies Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2020	$10,000	$10,000
Aug-2021	$10,592	$9,975
Aug-2022	$9,781	$8,826
Aug-2023	$9,146	$8,721
Aug-2024	$9,887	$9,357
Aug-2025	$10,197	$9,651
Aug-2026	$10,357	$9,833

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (September 11, 2020)
Anchor Risk Managed Income Strategies Fund	1.57%	-0.45%	0.59%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	-0.28%

Performance Inception Date	Sep. 11, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 15,512,025
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 193,242
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$15,512,025 Number of Portfolio Holdings12 Advisory Fee (net of waivers)$193,242 Portfolio Turnover29%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Closed End Funds	28.8%
Exchange-Traded Funds	71.2%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Fixed Income	21.2%
Equity	78.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
JPMorgan Nasdaq Equity Premium Income ETF	15.3%
Global X Nasdaq 100 Covered Call ETF	11.7%
First Trust Nasdaq BuyWrite Income ETF	10.5%
First Trust BuyWrite Income ETF	10.3%
PIMCO Dynamic Income Fund	8.3%
Defiance Nasdaq 100 Target 30 Weekly Distribution ETF	7.9%
Defiance S&P 500 Target 30 Weekly Distribution ETF	7.6%
PIMCO Dynamic Income Opportunities Fund	6.8%
AllianceBernstein Global High Income Fund, Inc.	5.2%
NEOS Nasdaq-100 Hedged Equity Income ETF	4.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended August 31, 2026.
C000161918
Shareholder Report [Line Items]
Fund Name	Anchor Risk Managed Income Strategies Fund
Trading Symbol	ATCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Anchor Risk Managed Income Strategies Fund for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://anchor-capital.com/funds/. You can also request this information by contacting us at 1-800-290-8633.
Additional Information Phone Number	1-800-290-8633
Additional Information Website	https://anchor-capital.com/funds/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$227	2.25%

Expenses Paid, Amount	$ 227
Expense Ratio, Percent	2.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Market Conditions:

• Performance: The Bloomberg U.S. Aggregate Bond Index experienced a total return of 1.89% over the reporting period. The Fund had a total return of 1.34%, trailing the benchmark.

• Volatility: The U.S. Bond market experienced notable fluctuations, with the Bloomberg U.S. Aggregate Bond Index posting a daily standard deviation of 0.23%. In comparison, the Fund maintained a slightly higher volatility at 0.47%, reflecting its more active approach. However, the Fund’s beta of 0.46 and low correlation of 0.23 to the benchmark indicate limited sensitivity to broader market movements, contributing to a differentiated risk-return profile.

Investment Strategies and Techniques:

• Dynamic Investment Exposure: The Fund’s exposure was actively managed through a diversified mix of ETFs and index-based derivatives. This dynamic allocation strategy focused on capturing income opportunities while managing volatility and downside risk. Tactical shifts were made in response to macroeconomic developments and market dislocations, allowing the Fund to remain agile and responsive.

• Risk Management: The Fund employed advanced risk management techniques, including diversification across asset classes and sectors, regular stress testing, and the use of index-based derivatives to hedge against market volatility. These strategies helped to protect capital and maintain stability during periods of market turbulence.

Summary

During the reporting period, the Bloomberg U.S. Aggregate Bond Index returned 1.89%, compared with 1.34% for the Fund. Fixed income markets were shaped by shifting interest-rate expectations, persistent inflation, and changing economic data. Against this backdrop, the Fund’s dynamic investment exposure and active allocation across ETFs and index-based derivatives supported positive performance while maintaining a differentiated approach to traditional bond-market exposure.

In an uncertain market environment, the Fund’s flexible allocation, diversification, and disciplined risk management may complement traditional fixed income holdings. The strategy remained focused on identifying income opportunities, responding to changing market conditions, and managing downside risk while seeking competitive long-term returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Anchor Risk Managed Income Strategies Fund	Bloomberg U.S. Aggregate Bond Index
Aug-2016	$10,000	$10,000
Aug-2017	$10,222	$10,049
Aug-2018	$10,053	$9,944
Aug-2019	$10,049	$10,955
Aug-2020	$11,086	$11,664
Aug-2021	$11,592	$11,655
Aug-2022	$10,683	$10,313
Aug-2023	$9,966	$10,189
Aug-2024	$10,734	$10,933
Aug-2025	$11,043	$11,276
Aug-2026	$11,191	$11,489

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Anchor Risk Managed Income Strategies Fund	1.34%	-0.70%	1.13%
Bloomberg U.S. Aggregate Bond Index	1.89%	-0.29%	1.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 15,512,025
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 193,242
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$15,512,025 Number of Portfolio Holdings12 Advisory Fee (net of waivers)$193,242 Portfolio Turnover29%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Closed End Funds	28.8%
Exchange-Traded Funds	71.2%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Fixed Income	21.2%
Equity	78.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
JPMorgan Nasdaq Equity Premium Income ETF	15.3%
Global X Nasdaq 100 Covered Call ETF	11.7%
First Trust Nasdaq BuyWrite Income ETF	10.5%
First Trust BuyWrite Income ETF	10.3%
PIMCO Dynamic Income Fund	8.3%
Defiance Nasdaq 100 Target 30 Weekly Distribution ETF	7.9%
Defiance S&P 500 Target 30 Weekly Distribution ETF	7.6%
PIMCO Dynamic Income Opportunities Fund	6.8%
AllianceBernstein Global High Income Fund, Inc.	5.2%
NEOS Nasdaq-100 Hedged Equity Income ETF	4.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended August 31, 2026.